IR PASS-THROUGH CORP.
                                   c/o Northstar Presidio Management Company LLC
                                               411 West Putnam Avenue, Suite 270
                                                             Greenwich, CT 06830
                                                                  (203) 862-7444
                                                             Fax: (203) 862-7460




Integrated ARROs Fund II (the "Fund")

February, 1998

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 1997. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (212-527-0220) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Investors Fiduciary Trust Company at 800-874-6205.

Sincerely,


Integrated ARROs Fund II
By: IR Pass-through Corp., Sponsor

INDEPENDENT AUDITORS' REPORT

To the Unitholders, Sponsor, and Trustee of
Integrated ARROs Fund II:

We have audited the accompanying financial statements of financial condition of Integrated ARROs Fund II (the "Fund") as of December 31, 1997 and 1996, including the schedule of portfolio investments as of December 31, 1997, and the related statements of operations and changes in net assets for the years then ended and the schedule of selected per unit operating performance, ratios and supplemental data for each of the five years in the period ended December 31, 1997. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the selected per unit operating performance, ratios and supplemental data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund II as of December 31, 1997 and 1996, the results of its operations and changes in its net assets for the years then ended, and the selected per unit operating performance, ratios and supplemental data for the each of the five years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

As explained in Note 2, the financial statements include investments in payment obligations valued at $13,091,652 and $12,510,015 for the years ended December 31, 1997 and 1996, respectively, whose values have been stated at the lower of fair market value as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values or Minimum Termination Value. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.



DELOITTE & TOUCHE, LLP
New York, New York
February 13, 1998

                            Integrated ARROs Fund II
                        Statements of Financial Condition


                                                               December 31,
                                                       ---------------------------
Assets                                                     1997            1996
                                                       -----------     -----------

Cash .............................................     $   219,180     $ 4,281,103


Investments in payment obligations, at minimum
termination value (cost $4,349,927)...............      13,091,652      12,510,015
                                                       -----------     -----------

Total Assets .....................................      13,310,832      16,791,118

Liabilities

Distributions Payable ............................         219,180       4,288,244
                                                       -----------     -----------


Net Assets .......................................     $13,091,652     $12,502,874
                                                       ===========     ===========

Net Asset Value per unit (7,446 units outstanding)     $  1,758.21     $  1,679.14
                                                       ===========     ===========

                        See notes to financial statements




                            Integrated ARROs Fund II
                            Statements of Operations




                                                     Year Ended December 31,
                                                --------------------------------
                                                    1997                1996
                                                -----------          -----------
Investment income:


       Interest and discount earned             $ 1,408,248          $ 2,201,473
                                                ===========          ===========








                       See notes to financial statements



                            Integrated ARROs Fund II
                       Statements of Changes in Net Assets



                                                             Year Ended December 31,
                                                         ------------------------------
                                                              1997              1996
                                                         ------------      ------------


Increase in net assets from operations:

Net investment income ..............................     $  1,408,248      $  2,201,473
                                                         ------------      ------------

Net increase in net assets resulting from operations        1,408,248         2,201,473

Total declared as distributions to Unit Holders ....         (819,470)       (9,731,607)
                                                         ------------      ------------

Net increase (decrease)  in net assets .............          588,778        (7,530,134)

Net assets:

Beginning of period ................................       12,502,874        20,033,008
                                                         ------------      ------------

End of period ......................................     $ 13,091,652      $ 12,502,874
                                                         ============      ============



                        See notes to financial statements

                            Integrated ARROs Fund II
                          Notes to Financial Statements

1.   ORGANIZATION

       Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

       The  Fund  was  formed  in  July  1987  for  the  purpose  of   realizing
       appreciation in value and deferring the receipt of income through investments in a portfolio consisting of five contract rights for the payment of money (the "Payment Obligations"). The Payment Obligations were sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated Resources, Inc.
       ("Integrated"). The Payment Obligations were entered into by five privately offered, single purpose limited partnerships (the "Partnership(s)") previously sponsored by Integrated that have acquired and net leased commercial real estate. Pursuant to the Consummation of a Plan of Reorganization ("the Plan"), on November 3, 1994, the Sponsor is a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") (See Footnote 3). All capitalized terms, herein not defined, have the same meaning as defined in the Trust Indenture.

2.   SIGNIFICANT ACCOUNTING POLICIES

       Security Valuation

       The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

       Federal Income Taxes

       The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

3.   CONFLICTS OF INTEREST

       Entities directly or indirectly owned by former officers and/or directors of the Sponsor and/or Integrated or its post bankruptcy successor,
       Presidio are the general partners of the Partnerships. Such general partners have a fiduciary responsibility to make decisions that are in the best interest of their respective Partnership. There may be circumstances in which such general partners may make decisions on behalf of the Partnerships that could conflict with or have an adverse effect on the rights of unitholders of the Fund. Although the Partnerships must comply with the terms of the Payment Obligations, there can be no assurance that the decisions of the general partners on behalf of the Partnerships would not adversely affect the value of the units and/or the ability of the Partnerships to fulfill their obligations under the Payment Obligations.

       Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company, LLC ("NorthStar Presidio") provides administrative services to Presidio, who in turn provides services to the Fund. The board of directors of Presidio is authorized to designate the officers and directors of the Sponsor, whose names, titles, principal occupations during the past five years and the date they began office is set forth in Note 5, Commitments and Contingencies.

4.  THE PAYMENT OBLIGATIONS

       The five Payment Obligations acquired by the Fund were issued from 1981 to 1983 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered. Two of the five Payment Obligations (Trefar and Zebon) were satisfied in full during 1996 (see Footnote 7).

       Payments on the remaining three Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms") (approximately 25 years), of the respective net leases. Interest at simple interest rates ranging from 16.5% to 19.625% accrues on the principal amount for each Payment Obligation. Payments on the Payment Obligations are scheduled to commence approximately 15 years after commencement of the Primary Terms of a net lease.

       If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made timely. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the holder of the Payment Obligation, in its discretion, to be immediately due and payable. Upon any disposition by a Partnership of its interest in the property, the Partnership shall be obligated to pay the holder of the Payment Obligation (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. If such sale is not made, so long as the Partnership continues to make timely payments under the Payment Obligation, generally there is no right of the Fund to accelerate payment thereof. There are significant limitations on the amounts that the Fund may receive in the event of a sale or other disposition of a Partnership's property. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.


5.  COMMITMENTS AND CONTINGENCIES

       The Trust Indenture provides that the Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

       The Trust Indenture provides that the above obligations of the Sponsor were to be funded through the retention of a portion of the proceeds from the sale of the Units. However, the Sponsor did not segregate from the general assets of its then parent, Integrated, a portion of the sale proceeds for this purpose. Integrated filed for bankruptcy on February 13, 1990 under Chapter 11 of the United States Bankruptcy code. While Integrated's bankruptcy did not directly affect the Fund, and had no effect on the portfolio of the Fund, the bankruptcy did affect the Sponsor, which had no source of revenues other than Integrated. The Sponsor therefore filed a claim in Integrated's bankruptcy proceedings for the amounts necessary to fund the Sponsor's obligations to the Fund and to Integrated ARROs Fund I, an affiliate. As Integrated's liabilities far exceeded its assets, and the Sponsor's claim was that of an unsecured general creditor, it was unlikely that amounts eventually paid on the Sponsor's claim would be sufficient to fund the Sponsor's obligations. However, in 1994 in full settlement of the Sponsor's claim, Integrated paid the Sponsor $450,000. The Sponsor projected at that time, based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, that this amount would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund I, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of December 31, 1997, approximately $61,000 remained of the original Settlement Fund. There can be no assurance that the remaining amount of the Settlement Fund will be sufficient to fund the Sponsor's obligations through the year 2000. When the cash in the Settlement Fund is exhausted, the Trustee may establish a reserve fund, set aside out of the proceeds of the Payment Obligations, to pay the costs of administering the Fund.

       Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o Northstar Presidio Management Company, LLC, 411 West Putnam Avenue, Suite 270, Greenwich, Connecticut 06830.

                                                               DIRECTOR/OFFICER
  NAME               POSITION WITH SPONSOR                         SINCE               PRINCIPAL OCCUPATIONS  DURING  PAST 5 YEARS
  ----               ---------------------                         -----               ---------------------  ------  ------------
W. Edward Scheetz    Director                                   November 1997            Mr. Scheetz co-founded NorthStar Capital
                                                                                         Partners LLC ("NorthStar  Capital") with
                                                                                         David  Hamamoto in July 1997.  From 1993
                                                                                         through  1997 Mr.  Scheetz was a partner
                                                                                         at Apollo Realty Advisors L.P. From 1989
                                                                                         to 1993 Mr. Scheetz was a principal with
                                                                                         Trammell Crow Ventures.

David Hamamoto       Director                                   November 1997            Mr.   Hamamoto   co-founded    NorthStar
                                                                                         Capital  with  Edward  Scheetz  in  July
                                                                                         1997. From 1988 to 1997 Mr. Hamamoto was
                                                                                         a partner and co-head of the real estate
                                                                                         principal  investment  area  at  Goldman
                                                                                         Sachs & Co.

Richard Sabella      Director and President                     November 1997            Mr. Sabella joined NorthStar  Capital in
                                                                                         November  1997.  From  1989 to 1997  Mr.
                                                                                         Sabella  was the head of real estate and
                                                                                         a  partner  at the law  firm of  Cahill,
                                                                                         Gordon  &  Reindel.  Prior  to that  Mr.
                                                                                         Sabella  was  associated  with  the  law
                                                                                         firms of  Milgrim,  Thomajian,  Jacobs &
                                                                                         Lee, P.C. and Cravath Swaine & Moore.

David King           Director, Executive Vice President         November 1997            Mr.  King  joined  NorthStar  Capital in
                     and Assistant Treasurer                                             November   1997.   From  1990  Assistant
                                                                                         Treasurer   to   1997   Mr.   King   was
                                                                                         associated with Olympia & York Companies
                                                                                         (USA)  where  he held  the  position  of
                                                                                         Senior Vice President of Finance.  Prior
                                                                                         to  that  Mr.  King  was  employed  with
                                                                                         Bankers Trust in its real estate finance
                                                                                         group.

Kevin Reardon        Director, Vice President, Secretary        November 1997            Mr. Reardon joined NorthStar  Capital in
                     and Treasurer                                                       October  1997.  From  1996 to  1997  Mr.
                                                                                         Reardon held the position of  Controller
                                                                                         at Lazard Freres Real Estate  Investors.
                                                                                         From  1993 to 1996 Mr.  Reardon  was the
                                                                                         Director   of   Finance   in  charge  of
                                                                                         European  expansion  at the law  Firm of
                                                                                         Dewey  Ballantine.  Prior  to  that  Mr.
                                                                                         Reardon  held a  financial  position  at
                                                                                         Hearst-ABC     Viacom      International
                                                                                         Services.

                                                               DIRECTOR/OFFICER
  NAME               POSITION WITH SPONSOR                         SINCE               PRINCIPAL OCCUPATIONS  DURING  PAST 5 YEARS
  ----               ---------------------                         -----               ---------------------  ------  ------------
Allan Rothschild     Executive Vice President  and              December 1997            Mr. Rothschild joined NorthStar Presidio
                     General Counsel                                                     in December  1997.  From Counsel 1995 to
                                                                                         1997  Mr.  Rothschild  was  Senior  Vice
                                                                                         President and General Counsel at Newkirk
                                                                                         Limited  Partnership.  From 1987 to 1995
                                                                                         Mr.  Rothschild was associated  with the
                                                                                         law firm of  Proskauer,  Rose LLP in its
                                                                                         real estate group.

Lawrence Schachter   Senior Vice President and Chief            January 1998             Mr. Schachter joined NorthStar  Presidio
                     Financial Officer                                                   in January  1998.  From 1996 to 1998 Mr.
                                                                                         Schachter    was    Controller   at   CB
                                                                                         Commercial/Hampshire  LLC.  From 1995 to
                                                                                         1996 Mr.  Schachter  was  Controller  at
                                                                                         Goodrich  Associates.  From 1992 to 1995
                                                                                         Mr.    Schachter   was   Controller   at
                                                                                         Greenthal/Harlan Realty Services Co.

Adam Anhang          Vice President                             November 1997            Mr. Anhang joined  NorthStar  Capital in
                                                                                         August  1997.  From  1996  to  1997  Mr.
                                                                                         Anhang was  employed by The Athena Group
                                                                                         as part of its Russia and former  Soviet
                                                                                         Union  development  team.  Prior to that
                                                                                         Mr.  Anhang was a student at the Wharton
                                                                                         School    of    the     University    of
                                                                                         Pennsylvania.

Marc Gordon          Vice President                             November 1997            Mr. Gordon joined  NorthStar  Capital in
                                                                                         October  1997.  From  1993 to  1997  Mr.
                                                                                         Gordon  was Vice  President  in the real
                                                                                         estate   investment-banking   group   at
                                                                                         Merrill Lynch.  Prior to that Mr. Gordon
                                                                                         was  associated  with  the  law  firm of
                                                                                         Irell & Manella  in its real  estate and
                                                                                         banking group.

Charles Humber       Vice President                             November 1997            Mr. Humber joined  NorthStar  Capital in
                                                                                         September  1997.  From  1996 to 1997 Mr.
                                                                                         Humber was employed  with Merrill  Lynch
                                                                                         in its  real  estate  investment-banking
                                                                                         group.  Prior to that Mr.  Humber  was a
                                                                                         student at Brown University.

6.  DISTRIBUTION PAYABLE

       The Trustee declared a $219,180 ($29.44 per unit) distribution payable to unitholders of record as of December 31, 1997. Such distribution was paid on January 15, 1998.

7.  SIGNIFICANT TRANSACTIONS

       The general partner of one of the Partnerships, Trefar Associates ("Trefar"), sold the Trefar property on August 26, 1996 to Xerox Corporation, the lessee of the property (a voluntary sale under the terms of the Trust Indenture). As a result, Trefar paid $5,413,809 (the Minimum Termination Amount) to the Fund in full satisfaction of the Trefar payment obligation. Such proceeds along with interest earned thereon were distributed to Unitholders in October 1996.

       The general partner of one of the Partnerships, Zebon Associates ("Zebon"), sold all of the eight Zebon properties on December 2, 1996 to an affiliate of the sub-sub-lessee of the properties (a voluntary sale under the terms of the Trust Indenture). As a result, Zebon paid $4,267,806 to the Trust in full satisfaction of Zebon payment obligation. Such proceeds along with interest earned thereon were distributed to Unitholders in January 1997.

                                                      Integrated ARROs Fund II
                          Schedule of Selected Per Unit Operating Performance, Ratios and Supplemental Data


                                                                               YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------------------------------------------
                                                     1997              1996              1995            1994              1993
                                             --------------    --------------    --------------   --------------   --------------
Per Unit Operating Performance

Net asset value, beginning of period ....    $     1,679.14    $     2,690.44    $     2,399.26   $     2,140.77   $     1,902.45

Net investment income ...................            189.13            295.66            291.18           258.49           238.32

Distributions from net investment income            (110.06)        (1,306.96)          --               --               --
                                             --------------    --------------    --------------   --------------   --------------

Net asset value, end of period ..........    $     1,758.21    $     1,679.14    $     2,690.44   $     2,399.26   $     2,140.77
                                             ==============    ==============    ==============   ==============   ==============

Total investment return .................    $       189.13    $       295.66    $       291.18   $       258.49   $       302.11
                                             ==============    ==============    ==============   ==============   ==============

Ratios/Supplemental Data

Net assets, end of period ...............    $   13,091,652    $   12,502,874    $   20,033,008   $   17,864,885   $   15,940,158

Ratio of expenses to average net assets .               N/A               N/A               N/A              N/A              N/A

Ratio of net investment income to average
Net assets...............................             11.00%            13.53%            11.44%           11.39%           11.79%

Portfolio turnover rate .................               N/A               N/A               N/A              N/A              N/A


                                                      Integrated ARROs Fund II
                                                  Schedule of Portfolio Investments
                                                          December 31, 1997
Partnership/
Date Payment                                                                            Original          Simple
 Obligation                               Property                 Type of              Principal        Interest        Accrued
  Incurred        Lessee                  Location                 property              Amount            Rate         Interest
-----------------------------------------------------------------------------------------------------------------------------------
Bradall         Albertson's         Boise, ID                       Department          $1,940,000        16.500%      $ 4,818,000
12/16/82        Inc.                Snohomish, WA                   Stores
                                    Las Cruces, NM
                                    Sioux Falls, SD
                                    Bradenton, FL


Dalhill         The Kroger          Houston, TX                     Supermarkets         1,485,000        19.625%        4,654,000
01/15/82        Company             Dallas, TX
                                    Columbus, OH
                                    Cincinnati, OH
                                    Louisville, KY (2)


Trefar          Xerox               Freemont, CA (3)                Manufacturing/               0        17.000%                0
07/14/81        Corporation                                         Warehouse/
(amended                                                            Distribution
03/31/84)                                                           Facility


Walmad          Walgreen            Windsor, WI                     Warehouse/           1,500,000        18.500%        4,400,000
02/25/82        Company                                             Distribution
                                                                    Facility



Zebon (4)       The Dow             Creole, AL                      Plant                        0        15.125%                0
05/01/83        Chemical            Prudhoe Bay Station, AK         Facilities
                Company             Mt. Pleasant, MI
                                    Hebron, OH
                                    Kellyville, OK
                                    Tulsa, OK
                                    Bryan, TX
                                    Levelland, TX
                                                                                        ==========                     ===========
                                                                                        $4,925,000                     $13,872,000
                                                                                        ==========                     ===========

(1) Primary Term of the applicable net lease.
(2) Two properties.
(3) Property sold August 26, 1996 and payment obligation satisfied.
(4) All properties sold December 2, 1996 and payment obligation satisfied.

                                                      Integrated ARROs Fund II
                                           Schedule of Portfolio Investments -- Continued
                                                         December 31, 1997

Partnership                                                                  Discount To
Date Payment                                                                  Arrive at             Periodic             Minimum
 Obligation                              Property             Type of     Minimum Termination     Payment During       Termination
  Incurred     Lessee                    Location             property          Value            Primary Term (1)         Value
------------------------------------------------------------------------------------------------------------------------------------
Bradall       Albertson's    Boise, ID                   Department          $1,851,885       7/1/98-1/1/08            $ 4,906,115
12/16/82      Inc.           Snohomish, WA               Stores                                $387,871/semi.
                             Las Cruces, NM
                             Sioux Falls, SD
                             Bradenton, FL


Dalhill       The Kroger     Houston, TX                 Supermarkets         1,875,310        1/31/97-12/31/06           4,263,690
01/15/82      Company        Dallas, TX                                                              $57,242/mo.
                             Columbus, OH
                             Cincinnati, OH
                             Louisville, KY (2)


Trefar        Xerox          Freemont, CA (3)            Manufacturing/               0        11/1/97-10/1/07                    0
07/14/81      Corporation                                Warehouse/                                 $70,823/mo.
(amended                                                 Distribution
03/31/84)                                                Facility


Walmad        Walgreen       Windsor, WI                 Warehouse/           1,978,153        4/1/97-3/1/02              3,921,847
02/25/82      Company                                    Distribution                           $23,125/mo.;
                                                         Facility                              4/1/02-3/1/07
                                                                                                $92,551/mo.


Zebon (4)     The Dow        Creole, AL                  Plant                        0        12/1/98-6/1/03                     0
05/01/83      Chemical       Prudhoe Bay Station, AK     Facilities                            $558,719/semi. (3)
              Company        Mt. Pleasant, MI
                             Hebron, OH
                             Kellyville, OK
                             Tulsa, OK
                             Bryan, TX
                             Levelland, TX
                                                                             ==========                                 ===========
                                                                             $5,705,348                                 $13,091,652
                                                                             ==========                                 ===========

(1) Primary Term of the applicable net lease.
(2) Two properties.
(3) Property sold August 26, 1996 and payment obligation satisfied.
(4) All properties sold December 2, 1996 and payment obligation satisfied.

                                                      INTEGRATED ARROS FUND II
                                   SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                                              JANUARY 1, 1997 THROUGH DECEMBER 31, 1997

                ACCRUED                    ACCRUED                    ACCRUED                    ACCRUED                    ACCRUED
  DATE         INTEREST       DATE        INTEREST      DATE         INTEREST      DATE         INTEREST      DATE         INTEREST
  ----         --------       ----        --------      ----         --------      ----         --------      ----         --------
01-Jan-97    12,986,373    23-Feb-97    13,115,465    17-Apr-97    13,244,557    09-Jun-97    13,373,649    01-Aug-97    13,502,742
02-Jan-97    12,988,808    24-Feb-97    13,117,901    18-Apr-97    13,246,993    10-Jun-97    13,376,085    02-Aug-97    13,505,177
03-Jan-97    12,991,244    25-Feb-97    13,120,336    19-Apr-97    13,249,429    11-Jun-97    13,378,521    03-Aug-97    13,507,613
04-Jan-97    12,993,680    26-Feb-97    13,122,772    20-Apr-97    13,251,864    12-Jun-97    13,380,956    04-Aug-97    13,510,049
05-Jan-97    12,996,116    27-Feb-97    13,125,208    21-Apr-97    13,254,300    13-Jun-97    13,383,392    05-Aug-97    13,512,484
06-Jan-97    12,998,551    28-Feb-97    13,127,643    22-Apr-97    13,256,736    14-Jun-97    13,385,828    06-Aug-97    13,514,920
07-Jan-97    13,000,987    01-Mar-97    13,130,079    23-Apr-97    13,259,171    15-Jun-97    13,388,264    07-Aug-97    13,517,356
08-Jan-97    13,003,423    02-Mar-97    13,132,515    24-Apr-97    13,261,607    16-Jun-97    13,390,699    08-Aug-97    13,519,791
09-Jan-97    13,005,858    03-Mar-97    13,134,951    25-Apr-97    13,264,043    17-Jun-97    13,393,135    09-Aug-97    13,522,227
10-Jan-97    13,008,294    04-Mar-97    13,137,386    26-Apr-97    13,266,478    18-Jun-97    13,395,571    10-Aug-97    13,524,663
11-Jan-97    13,010,730    05-Mar-97    13,139,822    27-Apr-97    13,268,914    19-Jun-97    13,398,006    11-Aug-97    13,527,099
12-Jan-97    13,013,165    06-Mar-97    13,142,258    28-Apr-97    13,271,350    20-Jun-97    13,400,442    12-Aug-97    13,529,534
13-Jan-97    13,015,601    07-Mar-97    13,144,693    29-Apr-97    13,273,786    21-Jun-97    13,402,878    13-Aug-97    13,531,970
14-Jan-97    13,018,037    08-Mar-97    13,147,129    30-Apr-97    13,276,221    22-Jun-97    13,405,313    14-Aug-97    13,534,406
15-Jan-97    13,020,473    09-Mar-97    13,149,565    01-May-97    13,278,657    23-Jun-97    13,407,749    15-Aug-97    13,536,841
16-Jan-97    13,022,908    10-Mar-97    13,152,000    02-May-97    13,281,093    24-Jun-97    13,410,185    16-Aug-97    13,539,277
17-Jan-97    13,025,344    11-Mar-97    13,154,436    03-May-97    13,283,528    25-Jun-97    13,412,621    17-Aug-97    13,541,713
18-Jan-97    13,027,780    12-Mar-97    13,156,872    04-May-97    13,285,964    26-Jun-97    13,415,056    18-Aug-97    13,544,148
19-Jan-97    13,030,215    13-Mar-97    13,159,308    05-May-97    13,288,400    27-Jun-97    13,417,492    19-Aug-97    13,546,584
20-Jan-97    13,032,651    14-Mar-97    13,161,743    06-May-97    13,290,835    28-Jun-97    13,419,928    20-Aug-97    13,549,020
21-Jan-97    13,035,087    15-Mar-97    13,164,179    07-May-97    13,293,271    29-Jun-97    13,422,363    21-Aug-97    13,551,456
22-Jan-97    13,037,522    16-Mar-97    13,166,615    08-May-97    13,295,707    30-Jun-97    13,424,799    22-Aug-97    13,553,891
23-Jan-97    13,039,958    17-Mar-97    13,169,050    09-May-97    13,298,143    01-Jul-97    13,427,235    23-Aug-97    13,556,327
24-Jan-97    13,042,394    18-Mar-97    13,171,486    10-May-97    13,300,578    02-Jul-97    13,429,670    24-Aug-97    13,558,763
25-Jan-97    13,044,830    19-Mar-97    13,173,922    11-May-97    13,303,014    03-Jul-97    13,432,106    25-Aug-97    13,561,198
26-Jan-97    13,047,265    20-Mar-97    13,176,357    12-May-97    13,305,450    04-Jul-97    13,434,542    26-Aug-97    13,563,634
27-Jan-97    13,049,701    21-Mar-97    13,178,793    13-May-97    13,307,885    05-Jul-97    13,436,978    27-Aug-97    13,566,070
28-Jan-97    13,052,137    22-Mar-97    13,181,229    14-May-97    13,310,321    06-Jul-97    13,439,413    28-Aug-97    13,568,505
29-Jan-97    13,054,572    23-Mar-97    13,183,665    15-May-97    13,312,757    07-Jul-97    13,441,849    29-Aug-97    13,570,941
30-Jan-97    13,057,008    24-Mar-97    13,186,100    16-May-97    13,315,192    08-Jul-97    13,444,285    30-Aug-97    13,573,377
31-Jan-97    13,059,444    25-Mar-97    13,188,536    17-May-97    13,317,628    09-Jul-97    13,446,720    31-Aug-97    13,575,813
01-Feb-97    13,061,879    26-Mar-97    13,190,972    18-May-97    13,320,064    10-Jul-97    13,449,156    01-Sep-97    13,578,248
02-Feb-97    13,064,315    27-Mar-97    13,193,407    19-May-97    13,322,500    11-Jul-97    13,451,592    02-Sep-97    13,580,684
03-Feb-97    13,066,751    28-Mar-97    13,195,843    20-May-97    13,324,935    12-Jul-97    13,454,027    03-Sep-97    13,583,120
04-Feb-97    13,069,187    29-Mar-97    13,198,279    21-May-97    13,327,371    13-Jul-97    13,456,463    04-Sep-97    13,585,555
05-Feb-97    13,071,622    30-Mar-97    13,200,714    22-May-97    13,329,807    14-Jul-97    13,458,899    05-Sep-97    13,587,991
06-Feb-97    13,074,058    31-Mar-97    13,203,150    23-May-97    13,332,242    15-Jul-97    13,461,335    06-Sep-97    13,590,427
07-Feb-97    13,076,494    01-Apr-97    13,205,586    24-May-97    13,334,678    16-Jul-97    13,463,770    07-Sep-97    13,592,863
08-Feb-97    13,078,929    02-Apr-97    13,208,022    25-May-97    13,337,114    17-Jul-97    13,466,206    08-Sep-97    13,595,298
09-Feb-97    13,081,365    03-Apr-97    13,210,457    26-May-97    13,339,550    18-Jul-97    13,468,642    09-Sep-97    13,597,734
10-Feb-97    13,083,801    04-Apr-97    13,212,893    27-May-97    13,341,985    19-Jul-97    13,471,077    10-Sep-97    13,600,170
11-Feb-97    13,086,236    05-Apr-97    13,215,329    28-May-97    13,344,421    20-Jul-97    13,473,513    11-Sep-97    13,602,605
12-Feb-97    13,088,672    06-Apr-97    13,217,764    29-May-97    13,346,857    21-Jul-97    13,475,949    12-Sep-97    13,605,041
13-Feb-97    13,091,108    07-Apr-97    13,220,200    30-May-97    13,349,292    22-Jul-97    13,478,385    13-Sep-97    13,607,477
14-Feb-97    13,093,544    08-Apr-97    13,222,636    31-May-97    13,351,728    23-Jul-97    13,480,820    14-Sep-97    13,609,912
15-Feb-97    13,095,979    09-Apr-97    13,225,072    01-Jun-97    13,354,164    24-Jul-97    13,483,256    15-Sep-97    13,612,348
16-Feb-97    13,098,415    10-Apr-97    13,227,507    02-Jun-97    13,356,599    25-Jul-97    13,485,692    16-Sep-97    13,614,784
17-Feb-97    13,100,851    11-Apr-97    13,229,943    03-Jun-97    13,359,035    26-Jul-97    13,488,127    17-Sep-97    13,617,220
18-Feb-97    13,103,286    12-Apr-97    13,232,379    04-Jun-97    13,361,471    27-Jul-97    13,490,563    18-Sep-97    13,619,655
19-Feb-97    13,105,722    13-Apr-97    13,234,814    05-Jun-97    13,363,907    28-Jul-97    13,492,999    19-Sep-97    13,622,091
20-Feb-97    13,108,158    14-Apr-97    13,237,250    06-Jun-97    13,366,342    29-Jul-97    13,495,434    20-Sep-97    13,624,527
21-Feb-97    13,110,594    15-Apr-97    13,239,686    07-Jun-97    13,368,778    30-Jul-97    13,497,870    21-Sep-97    13,626,962
22-Feb-97    13,113,029    16-Apr-97    13,242,121    08-Jun-97    13,371,214    31-Jul-97    13,500,306    22-Sep-97    13,629,398

                            INTEGRATED ARROS FUND II
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                    JANUARY 1, 1997 THROUGH DECEMBER 31, 1997


                   ACCRUED                    ACCRUED
     DATE         INTEREST      DATE         INTEREST
     ----         --------      ----         --------
   23-Sep-97    13,631,834    15-Nov-97    13,760,926
   24-Sep-97    13,634,269    16-Nov-97    13,763,362
   25-Sep-97    13,636,705    17-Nov-97    13,765,797
   26-Sep-97    13,639,141    18-Nov-97    13,768,233
   27-Sep-97    13,641,577    19-Nov-97    13,770,669
   28-Sep-97    13,644,012    20-Nov-97    13,773,104
   29-Sep-97    13,646,448    21-Nov-97    13,775,540
   30-Sep-97    13,648,884    22-Nov-97    13,777,976
   01-Oct-97    13,651,319    23-Nov-97    13,780,412
   02-Oct-97    13,653,755    24-Nov-97    13,782,847
   03-Oct-97    13,656,191    25-Nov-97    13,785,283
   04-Oct-97    13,658,626    26-Nov-97    13,787,719
   05-Oct-97    13,661,062    27-Nov-97    13,790,154
   06-Oct-97    13,663,498    28-Nov-97    13,792,590
   07-Oct-97    13,665,934    29-Nov-97    13,795,026
   08-Oct-97    13,668,369    30-Nov-97    13,797,461
   09-Oct-97    13,670,805    01-Dec-97    13,799,897
   10-Oct-97    13,673,241    02-Dec-97    13,802,333
   11-Oct-97    13,675,676    03-Dec-97    13,804,769
   12-Oct-97    13,678,112    04-Dec-97    13,807,204
   13-Oct-97    13,680,548    05-Dec-97    13,809,640
   14-Oct-97    13,682,983    06-Dec-97    13,812,076
   15-Oct-97    13,685,419    07-Dec-97    13,814,511
   16-Oct-97    13,687,855    08-Dec-97    13,816,947
   17-Oct-97    13,690,291    09-Dec-97    13,819,383
   18-Oct-97    13,692,726    10-Dec-97    13,821,819
   19-Oct-97    13,695,162    11-Dec-97    13,824,254
   20-Oct-97    13,697,598    12-Dec-97    13,826,690
   21-Oct-97    13,700,033    13-Dec-97    13,829,126
   22-Oct-97    13,702,469    14-Dec-97    13,831,561
   23-Oct-97    13,704,905    15-Dec-97    13,833,997
   24-Oct-97    13,707,341    16-Dec-97    13,836,433
   25-Oct-97    13,709,776    17-Dec-97    13,838,868
   26-Oct-97    13,712,212    18-Dec-97    13,841,304
   27-Oct-97    13,714,648    19-Dec-97    13,843,740
   28-Oct-97    13,717,083    20-Dec-97    13,846,176
   29-Oct-97    13,719,519    21-Dec-97    13,848,611
   30-Oct-97    13,721,955    22-Dec-97    13,851,047
   31-Oct-97    13,724,390    23-Dec-97    13,853,483
   01-Nov-97    13,726,826    24-Dec-97    13,855,918
   02-Nov-97    13,729,262    25-Dec-97    13,858,354
   03-Nov-97    13,731,698    26-Dec-97    13,860,790
   04-Nov-97    13,734,133    27-Dec-97    13,863,225
   05-Nov-97    13,736,569    28-Dec-97    13,865,661
   06-Nov-97    13,739,005    29-Dec-97    13,868,097
   07-Nov-97    13,741,440    30-Dec-97    13,870,533
   08-Nov-97    13,743,876    31-Dec-97    13,872,968
   09-Nov-97    13,746,312
   10-Nov-97    13,748,747
   11-Nov-97    13,751,183
   12-Nov-97    13,753,619
   13-Nov-97    13,756,055
   14-Nov-97    13,758,490